GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2023
GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES [Abstract]
GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES

8.	GUARANTEES, CAPITAL COMMITMENTS AND CONTINGENCIES

The Group had no guarantees in place during the financial year and there were no open capital commitments nor contingent liabilities as at 30 June, 2023 (2022 and 2021: Nil).